Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 22, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Dec. 22, 2015
Document Effective Date	Dec. 30, 2015
Prospectus Date	Dec. 30, 2015
Huber Capital Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	HUMDX
Huber Capital Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	HUMEX